Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1.	Organization
Alignment Healthcare, Inc. (collectively, “we” or “us” or “our” or the “Company”), formerly, Alignment Healthcare Holdings, LLC, is a next generation, consumer-centric health care platform that is purpose-built to provide seniors with high quality, affordable care with a vastly improved consumer experience. Enabled by our innovative technology and care delivery model, the Company focuses on improving outcomes in the Medicare Advantage sector.
The Company’s operations primarily consist of the following:

•	The Company owns Medicare Advantage Plans in the states of California, North Carolina and Nevada.

•
The Company coordinates and provides covered health care services, including professional, institutional, and ancillary services, to members enrolled in certain benefit plans of unaffiliated Medicare Advantage Health Maintenance Organizations (“HMO”) (collectively, “Third-Party Payors”). The Company’s contracts with two different Third-Party Payors terminated on December 31, 2020 and 2019, respectively. The Company continues to service the claims in runoff related to their respective agreements.

Reorganization
We historically operated as a Delaware limited liability company under the name Alignment Healthcare Holdings, LLC. On March 17, 2021, Alignment Healthcare Holdings, LLC converted to a Delaware corporation pursuant to a statutory conversion and we changed our name to Alignment Healthcare, Inc. for purposes of completing an initial public offering (“IPO”) (“the Reorganization”). As part of the Reorganization, Alignment Healthcare Partners, LP (“the Parent”), the sole unitholder of Alignment Healthcare Holdings, LLC, exchanged its membership units for our common stock and became the sole holder of our shares of common stock. Prior to the closing of the IPO, the Parent merged with and into the Company with Alignment Healthcare, Inc. surviving the merger.
The membership
units that were owned by the Parent prior to the Reorganization were converted to our common stock using an approximately 1 to 260 common stock split. All share and per share amounts in these condensed consolidated financial statements and related notes have been retroactively adjusted, where applicable, for all periods presented to give effect to the common stock split and exchange ratio applied in connection with the Reorganization. As a result, we reclassified the capital contributions associated with the issuance of the membership units to additional paid-in capital and common stock using a par value of $0.001 for all periods presented within the condensed consolidated financial statements.
Initial Public Offering
On March 25, 2021, our Registration Statement on Form
S-1
for the initial public offering of 27,200,000 shares of common stock was declared effective by the Securities and Exchange Commission. Our common stock began trading on March 26, 2021 on the Nasdaq Global Select Market under the ticker symbol “ALHC.”
We completed an IPO through issuing and selling 21,700,000 shares of common stock and certain stockholders selling 5,500,000 shares of common stock, in each case at a price of $18.00 per share. On April 6, 2021, pursuant to a partial exercise of the underwriters’ over-allotment option, certain selling stockholders sold an additional 3,314,216 shares of common stock at the IPO price. The Company did not receive any proceeds from the sale of shares of common stock by the selling stockholders in the IPO. We received proceeds of $361,589 after deducting underwriting discounts and commissions of $24,389 and deferred offering costs
 of $4,622. Deferred direct offering costs were capitalized and consisted of fees and expenses incurred in connection with the sale of our common stock in the IPO, including legal, accounting, printing and other offering related costs. Upon completion of the IPO, these deferred offering costs were reclassified from prepaid and other current assets to stockholders’ equity and recorded against the net proceeds from the offering.

1.	ORGANIZATION
Alignment Healthcare, Inc. (collectively, “we” or “us” or “our” or the “Company”), formerly, Alignment Healthcare Holdings, LLC, is a next generation, consumer-centric health care platform that is purpose-built to provide seniors with high quality, affordable care with a vastly improved consumer experience. Enabled by our innovative technology and care delivery model, the Company focuses on improving outcomes in the Medicare Advantage sector. The Company is a wholly owned subsidiary of Alignment Healthcare Partners, LP (the “Parent”).
The Company’s operations primarily consist of the following:

•	The Company owns a Medicare Advantage Plan in the state of California.

•
The Company coordinates and provides covered health care services, including professional, institutional, and ancillary services, to members enrolled in certain benefit plans of unaffiliated Medicare Advantage Health Maintenance Organizations (“HMO”) (collectively, “Third-Party Payors”). The Company’s contracts with two different Third-Party Payors terminated on December 31, 2020 and 2019, respectively. The Company continues to service the claims in runoff related to their respective agreements.